Offerings	Sep. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.100% Notes due 2029
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,795,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,021.69
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), Analog Devices, Inc. (the "Company") deferred payment of registration fees for the Registration Statement on Form S-3 (File No. 333-281670), filed with the Securities and Exchange Commission (the "Commission") on August 21, 2024. This filing fee exhibit is in connection with a final prospectus supplement (the "prospectus supplement") dated September 15, 2026, filed by the Company with the Commission pursuant to Rule 424(b) of the Securities Act for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Notes due 2031
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,330,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,957.47
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), Analog Devices, Inc. (the "Company") deferred payment of registration fees for the Registration Statement on Form S-3 (File No. 333-281670), filed with the Securities and Exchange Commission (the "Commission") on August 21, 2024. This filing fee exhibit is in connection with a final prospectus supplement (the "prospectus supplement") dated September 15, 2026, filed by the Company with the Commission pursuant to Rule 424(b) of the Securities Act for the related offering.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.600% Notes due 2033
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 999,570,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,040.62
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), Analog Devices, Inc. (the "Company") deferred payment of registration fees for the Registration Statement on Form S-3 (File No. 333-281670), filed with the Securities and Exchange Commission (the "Commission") on August 21, 2024. This filing fee exhibit is in connection with a final prospectus supplement (the "prospectus supplement") dated September 15, 2026, filed by the Company with the Commission pursuant to Rule 424(b) of the Securities Act for the related offering.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.750% Notes due 2036
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 996,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,616.65
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), Analog Devices, Inc. (the "Company") deferred payment of registration fees for the Registration Statement on Form S-3 (File No. 333-281670), filed with the Securities and Exchange Commission (the "Commission") on August 21, 2024. This filing fee exhibit is in connection with a final prospectus supplement (the "prospectus supplement") dated September 15, 2026, filed by the Company with the Commission pursuant to Rule 424(b) of the Securities Act for the related offering.